COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2019
COMMITMENTS AND CONTINGENCIES
NOTE 6. COMMITMENTS AND CONTINGENCIES	As of September 30, 2019, the Company has no material commitments and contingencies.